UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2009

Date of reporting period:	02/28/2009

Item 1.	Schedule of Investments

Dryden Government Securities Trust/Money Market Series

Schedule of Investments

as of February 28, 2009 (Unaudited)

Principal Amount (000)
	Description	Value
Commercial Paper 9.8%
	Bank of America NA, FDIC Guaranteed
$10,000	0.40%, 6/19/09(d)	$9,994,198
6,500	0.54%, 7/6/09(d)	6,498,394
	General Electric Capital Corp., FDIC Guaranteed
5,000	0.60%, 6/23/09(a)(d)	4,990,500
5,000	0.75%, 7/3/09(a)(d)	4,987,083
5,000	0.70%, 7/29/09(a)(d)	4,985,417

		31,455,592

Federal Home Loan Bank 28.0%
2,300	0.20%, 3/2/09(a)	2,299,987
25,000	2.07%, 3/4/09(c)	25,003,831
4,995	2.875%, 3/4/09	4,996,091
10,000	2.40%, 3/11/09	10,005,543
583	0.35%, 3/19/09(a)	582,898
20,000	0.48%, 4/1/09(c)	20,000,000
1,100	3.00%, 4/2/09	1,102,506
1,000	0.40%, 4/9/09(a)	999,567
1,865	5.375%, 5/15/09	1,884,135
1,000	0.45%, 5/20/09(a)	999,000
500	4.10%, 6/22/09	505,007
1,000	0.50%, 7/2/09(a)	998,292
7,500	1.179%, 7/10/09(c)	7,501,739
3,000	0.62%, 9/22/09(a)	2,989,408
10,000	2.70%, 9/23/09	10,122,509

		89,990,513

Federal Home Loan Mortgage Corporation 32.0%
18,000	1.95%, 3/2/09(a)	17,999,025
2,200	4.75%, 3/5/09	2,201,119
33,000	0.36%, 4/7/09, M.T.N.(c)	32,999,658
12,474	1.15%, 5/4/09(a)	12,448,498
10,000	1.17%, 5/15/09(a)	9,975,625
4,198	5.25%, 5/21/09	4,235,062
1,060	0.50%, 6/26/09(a)	1,058,278
4,000	0.60%, 7/24/09(a)	3,990,333
10,000	0.70%, 9/21/09(a)	9,960,333
8,000	0.373%, 10/8/09(c)	7,998,335

		102,866,266

Federal National Mortgage Association 11.0%
3,130	3.60%, 3/3/09	3,130,582
3,000	1.01%, 3/16/09(a)	2,998,750
1,864	3.125%, 3/16/09	1,865,064
1,295	4.50%, 3/23/09	1,310,644
3,000	1.20%, 3/25/09(a)	2,997,600
500	0.40%, 4/3/09(a)	499,817
1,855	1.12%, 4/13/09(a)	1,852,563
1,000	5.00%, 4/20/09	1,006,252
3,430	1.12%, 4/29/09(a)	3,423,816

1,420	1.20%, 5/18/09(a)	1,416,308
15,000	1.2437%, 4/13/09(c)	14,986,172

		35,487,568

Other Corporate Obligations 9.3%
	Bank of America NA, FDIC Guaranteed
5,000	1.1856%, 2/5/10(c)(d)	5,000,000
5,000	1.2344%, 4/29/09(c)(d)	5,000,000
	Citigroup Funding, Inc., FDIC Guaranteed, M.T.N.
15,000	1.2744%, 4/30/09(c)(d)	15,006,467
	Goldman Sachs Group, Inc., FDIC Guaranteed
5,000	2.7012%, 3/03/09(c)(d)	5,039,695

		30,046,162

Repurchase Agreement(b) 9.7%
	Merrill Lynch & Co.
31,079	0.28%, dated 2/27/09, due 3/2/09 in the amount of $31,079,725 (cost $31,079,000; the value of collateral including interest was $31,704,525)	31,079,000

	Total Investments 99.8% (amortized cost $320,925,101)(e)	320,925,101
	Other assets in excess of liabilities 0.2%	604,267

	Net Assets 100.0%	$321,529,368

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield to maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2009.
(d)	FDIC Guaranteed–issued under the Temporary Liquidity Guarantee Program.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities
Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Series’ assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$320,925,101	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$320,925,101	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2008 and February 28, 2009, the Series did not use any significant unoberservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commended with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 22, 2009

*	Print the name and title of each signing officer under his or her signature.